Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Mar. 31, 2025
Furniture and fixture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Furniture and fixture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machineries [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Machineries [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the lease terms